Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Our goodwill balances, by reporting unit, were as follows:

	Ownership(1)	Management and Franchise(2)	Total
	(in millions)
Balance as of December 31, 2016	$184	$5,034	$5,218
Spin-off of Park	(91)	—	(91)
Foreign currency translation	11	52	63
Balance as of December 31, 2017	104	5,086	5,190
Foreign currency translation	(5)	(25)	(30)
Balance as of December 31, 2018	$99	$5,061	$5,160

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(1)	Amounts for the ownership reporting unit include the following gross carrying values and accumulated impairment losses for the periods presented:

	Gross Carrying Value	Accumulated Impairment Losses	Net Carrying Value
	(in millions)
Balance as of December 31, 2016	$856	$(672)	$184
Spin-off of Park	(423)	332	(91)
Foreign currency translation	11	—	11
Balance as of December 31, 2017	444	(340)	104
Foreign currency translation	(5)	—	(5)
Balance as of December 31, 2018	$439	$(340)	$99

(2)	There were no accumulated impairment losses for the management and franchise reporting unit as of December 31, 2018, 2017 and 2016.

Schedule of Other Intangible Assets
Amortizing intangible assets were as follows:

	December 31, 2018
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,228	$(1,873)	$355
Contract acquisition costs	525	(101)	424
Development commissions	108	(15)	93
	$2,861	$(1,989)	$872

Other intangible assets:
Leases(1)	$288	$(161)	$127
Capitalized software costs	503	(321)	182
Hilton Honors(1)	338	(236)	102
Other(1)	38	(34)	4
	$1,167	$(752)	$415

	December 31, 2017
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,242	$(1,716)	$526
Contract acquisition costs	416	(74)	342
Development commissions	97	(12)	85
	$2,755	$(1,802)	$953

Other intangible assets:
Leases(1)	$301	$(153)	$148
Capitalized software costs	585	(428)	157
Hilton Honors(1)	341	(217)	124
Other(1)	38	(34)	4
	$1,265	$(832)	$433
____________

(1)	Includes intangible assets that were initially recorded at their fair value at the time of the Merger.

Amortization of Amortizing Intangible Assets
Amortization of our amortizing intangible assets was as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Recognized in depreciation and amortization expense(1)	$271	$277	$301
Recognized as a reduction of franchise and licensing fees and base and other management fees	27	17	16
____________

(1)
Includes amortization expense that was associated with assets recorded at their fair value at the time of the Merger of $204 million, $206 million and $208 million for the years ended December 31, 2018, 2017 and 2016, respectively, and amortization expense on capitalized software costs of $62 million, $67 million and $87 million, respectively.

Schedule of Future Amortization Expense of Other Intangible Assets
We estimate future amortization of our amortizing intangible assets as of December 31, 2018 to be as follows:

	Recognized in Depreciation and Amortization Expense	Recognized as a Reduction of Franchise and Licensing Fees and Base and Other Management Fees
Year	(in millions)
2019	$279	$27
2020	236	25
2021	97	24
2022	66	22
2023	48	22
Thereafter	137	304
	$863	$424